CONVERTIBLE NOTE PAYABLE (Details) (USD $)	6 Months Ended		21 Months Ended			0 Months Ended		3 Months Ended	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 31, 2012 Sidhu Convertible Note [Member] Convertible Debt [Member]	May 20, 2011 Sidhu Convertible Note [Member] Convertible Debt [Member]	Jun. 30, 2012 Sidhu Convertible Note [Member] Convertible Debt [Member]	Jun. 30, 2012 Sidhu Convertible Note [Member] Convertible Debt [Member]
Debt Instrument [Line Items]
Proceeds from convertible note payable							$ 100,000
Convertible note payable, interest rate								8.50%	8.50%
Convertible note, conversion price per share								$ 0.50	$ 0.50
Convertible note, interest rate in the event of default								10.00%	10.00%
Convertible note, stated principal amount of first and second payment									50,000
Convertible note, payment made	50,000		50,000			53,086
Convertible note payable	50,000		50,000	100,000
Accrued interest on convertible note payable	4,518		4,518	5,240
Convertible note, interest expense								$ 1,059	$ 2,363